Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments, at fair value	$ 54,465,692	$ 47,563,447
Investments in fully benefit-responsive investment contracts, at contract value	1,626,625	1,562,409
Total investments	56,092,317	49,125,856
Receivables:
Employer contributions	462,859	512,169
Interest and dividends	57,947	20,198
Receivable for securities sold	324	5,133
Participant contributions	25	0
Participant loans	744,066	603,564
Total receivables	1,265,221	1,141,064
Total assets	57,357,538	50,266,920
Liabilities:
Payable for securities purchased	122,623	2,206
Other investment liabilities	409	4,932
Payable for trustee, administrative fees and other	7,283	9,731
Total liabilities	130,315	16,869
Net assets available for benefits	$ 57,227,223	$ 50,250,051